Stockholders' Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667	62,993,663	61,936,036
Granted	1,997,627	3,821,037	14,932,000	1,337,627
Exercised	(940,000)	(1,336,668)	(59,149,999)
Expired or Canceled	0	(7,450,000)
Forfeited
Vested
Outstanding ending balance	62,993,663	61,936,036	18,775,664	63,273,663
Exercise Price
Outstanding beginning balance	$ 0.30	$ 0.34		$ 0.30
Granted	$ 0.38	$ 0.58	$ 0.25	$ 0.4
Exercised	$ 0.28	$ 0.28	$ 0.01
Expired or Canceled		$ 0.78
Forfeited
Vested
Outstanding ending balance	$ 0.30	$ 0.30	$ 0.29	$ 0.30
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 2 months 12 days	5 years 6 months	4 years 2 months 12 days	5 years 1 month 16 days
Granted	4 years 6 months	6 years 7 months 9 days	4 years 10 months 20 days	5 years
Exercised		6 months	3 years 9 months	0 years
Expired or Canceled			0 years	0 years
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days	4 years 6 months 18 days	4 years 7 months 20 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 8,258	$ 16,278	$ 5,344,623	$ 8,257,575
Granted	35	367	1,039,373
Exercised		580	19,519,500
Outstanding ending balance	$ 5,344	$ 8,258	$ 1,335,864	$ 1,672,831